Equity-method investees - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Natuzzi Store (UK) Ltd [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest of equity method investees	30.00%	30.00%		30.00%
Salena S.r.l. [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest of equity method investees	49.00%	49.00%
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint venture	49.00%	49.00%	49.00%
Impairment losses	€ 0
Weighted average cost of capital rate	10.35%
Long-term growth rate	1.74%
Annual sales growth rate for current period	(5.40%)
Average annual sales growth rate for future period	8.97%
Compound annual sales growth rate for future period	5.93%
Percentage of net sales	593.00%
Natuzzi Texas LLC [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint venture	51.00%	51.00%